Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
NOL carry-forward					$ 25,881,900	$ 23,862,500
General business credit carry-forwards					1,158,900	1,147,000
Deferred compensation					78,500	83,500
Allowance for doubtful accounts					31,600	21,000
Deferred tax liabilities
Depreciation					(61,700)	(173,000)
Valuation allowance					(27,212,600)	(24,941,000)
Net deferred tax asset
The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations:
Federal income tax (expense) benefit at statutory rates					1,831,600	1,902,500
State income tax (expense) benefit at statutory rates					269,300	280,000
Change in valuation allowance					(2,100,900)	(2,182,500)
Income tax provision
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forwards					$ 66,364,000
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Expiration of operating loss carry forward					Jan. 01, 2013
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Expiration of operating loss carry forward					Dec. 31, 2032